PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Depreciation expenses of property and equipment	$ 76,246	$ 36,243	$ 24,910
Proceeds from disposal of asset	1,384	30,607
Disposal value of asset, net	1,396	19,653
Net (gain) loss	(12)	10,954
Asset Costs	5,949	103,360
Accumulated depreciation	$ 4,553	$ 83,707